Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 2,912,461	$ 128,149
Prepaid expenses	761,271	55,069
Forward purchase agreement	5,700,451	0
Assets available for sale	53,321,372	0
Income taxes receivable	204,559	0
Deferred offering costs	0	394,147
Other current assets	0	28,175
Total current assets	62,900,114	605,540
Property and equipment, net of accumulated depreciation of $622,714 and $530,116, respectively	192,846	254,974
Operating lease right of use asset	831,656	859,331
Intangible assets, net of accumulated amortization of $46,560 and $42,044, respectively	24,187	28,702
Total assets	63,948,803	1,748,547
Current liabilities:
Accounts payable	4,417,234	2,138,732
Accrued interest	1,175,845	477,720
Accrued expenses and other liabilities	1,595,434	944,573
Loans payable	1,288,598	0
Operating lease liability	150,136	129,502
Liabilities available for sale	29,874,831	0
Convertible notes payable	0	2,777,778
Derivative liabilities	0	826,980
Total current liabilities	38,502,078	7,295,285
Long-term liabilities:
Operating lease liability, net of current portion	697,715	827,728
Total liabilities	39,199,793	8,123,013
Commitments and contingencies (see Note 10)
Stockholders' Equity (Deficit):
Series A convertible voting preferred stock, $0.001 par value; 4,243 and -0- shares authorized, issued and outstanding at December 31, 2023, and December 31, 2022, respectively	1
Common stock, $0.0001 and $.001 par value, 250,000,000 and 240,000,000 shares authorized, and 23,090,585 and 896,580 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	2,309	897
Additional paid-in capital	83,250,101	4,590,855
Accumulated deficit	(58,503,401)	(42,382,291)
Total stockholders' equity (deficit)	24,749,010	(37,790,539)
Total liabilities, mezzanine equity and stockholders' equity (deficit)	63,948,803	1,748,547
Series C-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock	0	772,028
Series C-2 Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock	0	15,904,275
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock	0	7,025,434
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock	$ 0	$ 7,714,336